Summary of Significant Accounting Policies (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2022 shares	Sep. 30, 2021 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	5 years		5 years
Potential shares of common stock	23,152,401	4,207,776	1,544,038	666,705
Common stock, shares outstanding			1,313,380
Number of operating segment	1		1
Series A Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Preferred stock share outstanding	0		628,930	628,930
Series A-1 Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Preferred stock share outstanding	0		684,450	0